================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 1170 Kane Concourse, Suite 200
         Bay Harbor, FL 33154

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward S. Lampert
Title: Executive Officer, ESL Investments, Inc., General Partner of RBS Partners, L.P.
Phone:   (786) 923-5961

Signature, Place, and Date of Signing:

/s/ Edward S. Lampert    Bay Harbor, FL    November 14, 2012
----------------------   ---------------   ------------------
     [Signature]         [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           13

Form 13F Information Table Value Total:    5,567,203
                                       (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28-11470                     ESL Investments, Inc.

    Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

                      FORM 13F Information Table - Public

Column 1:                Column 2: Column 3:  Column 4:       Column 5:       Column 6  Column 7:           Column 8:
---------                --------- --------- ----------- ------------------- ---------- --------- ------------------------------
                                             Fair Market
                                                Value    Shares or                                       Voting Authority
                         Title of    CUSIP   ----------- Principal  SH/ Put/ Investment   Other   ------------------------------
Name of Issuer             Class    Number   (x $1,000)   Amount    PRN Call Discretion Managers   (a) Sole  (b) Shared (c) None
--------------           --------- --------- ----------- ---------- --- ---- ---------- --------- ---------- ---------- --------
AUTONATION INC.......... COM       05329W102    222,158   5,087,208 SH        Defined       1      5,087,208     0         0
AUTONATION INC.......... COM       05329W102  1,876,793  42,976,702 SH         Sole         0     42,976,702     0         0
AUTOZONE INC............ COM       053332102     72,844     197,052 SH         Sole         0        197,052     0         0
BIG LOTS INC............ COM       089302103     42,222   1,427,397 SH         Sole         0      1,427,397     0         0
CAPITAL ONE FINL CORP... COM       14040H105    170,539   2,991,388 SH         Sole         0      2,991,388     0         0
GAP INC DEL............. COM       364760108    691,797  19,334,733 SH         Sole         0     19,334,733     0         0
NETFLIX INC............. COM       64110L106     38,347     704,381 SH         Sole         0        704,381     0         0
GENWORTH FINL INC....... COM CL A  37247D106     63,197  12,083,481 SH         Sole         0     12,083,481     0         0
ISTAR FINL INC.......... COM       45031U101     19,212   2,320,255 SH         Sole         0      2,320,255     0         0
ORCHARD SUPPLY HARDWARE
 STOR................... CL A      685691404     24,295   1,677,833 SH         Sole         0      1,677,833     0         0
ORCHARD SUPPLY HARDWARE
 STOR................... CL A      685691404          7         486 SH        Defined       1            486     0         0
SEARS HLDGS CORP........ COM       812350106        609      10,977 SH        Defined       1         10,977     0         0
SEARS HLDGS CORP........ COM       812350106  2,345,183  42,263,165 SH         Sole         0     42,263,165     0         0